Convertible Notes Payable (Details Narrative) 10Q		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 16, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Number / Integer $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 21, 2018 $ / shares shares	May 22, 2017 $ / shares shares
Notes payable		$ 845,000		$ 845,000		$ 125,000	$ 226,300
Unamortized debt discount							48,942
Fair value of derivatives		48,961		48,961
Financing costs				$ 171,739		643,481
Number of warrant purchase shares | shares	275,000	500,000		500,000				2,000,000	100,000
Exercise price of warrants | $ / shares	$ 0.08	$ 0.14		$ 0.14				$ 0.25	$ 0.40
Loss on debt extinguishment	$ 10,057	$ (1,074,602)	$ (424,331)	$ (423,028)	(977,201)	(977,203)	(455,975)
Interest expenses				$ 747,623
Common Stock [Member]
Warrant term				5 years
Number of warrant purchase shares | shares		1,000,000		1,000,000
Exercise price of warrants | $ / shares		$ 0.14		$ 0.14
Convertible Note Payable [Member]
Outstanding balance of debt		$ 150,000		$ 150,000		$ 1,695,768	$ 1,695,768
Interest rate		8.00%		8.00%
Maturity date, description				February 2018 through January 2019
Notes payable		$ 1,695,768		$ 1,695,768
Unamortized debt discount		675,453		675,453
Exchange for cash		130,000		$ 130,000
Maturity date				Jan. 31, 2019
Debt conversion rate				70.00%
Debt instrument trading day | Number / Integer				10
Fair value of derivatives		252,778		$ 252,778
Debt instrument face amount		150,000		150,000
Financing costs				102,778
Original issue discount				20,000
Payment of cash for settled outstanding debt				$ 845,000
Number of common stock issued to settle remaining convertible notes payable | shares				6,133,006
Number of common stock issued to settle remaining convertible notes payable, value				$ 2,151,297
Settlement of outstanding convertible notes		900,760		900,760
Accrued interest		161,475		161,475
Aggregate value of accrued interest		$ 1,062,235		1,062,235
Loss on debt extinguishment				1,067,242
Interest expenses				$ 144,541	$ 40,481